Schedule of Investments (unaudited) February 29, 2024	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 2.2%
Arizona Industrial Development Authority, RB 5.25%, 07/01/43(a)	$150	$147,034
Series A, 4.00%, 02/01/50	1,000	932,049

		1,079,083

Arkansas — 3.1%
Arkansas Development Finance Authority, RB AMT, Sustainability Bonds, 5.70%, 05/01/53	100	103,357
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	326,681
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,090,441

		1,520,479

California — 10.1%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,548,212
Series G, 5.25%, 11/01/54	360	384,138
Series A, Sustainability Bonds, 4.00%, 10/01/52	1,500	1,504,158
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	126,370
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	1,032,977
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	173,951
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	236,317

		5,006,123

Colorado — 1.7%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	313,628
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	550,557

		864,185

Connecticut — 4.9%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	194,870
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,112,351
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,121,138

		2,428,359

Delaware — 0.1%
Affordable Housing Opportunities Trust, RB, Series 2022 AH-01, 6.88%, 05/01/39(a)(c)	80	73,976

District of Columbia — 2.9%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/34	1,000	1,173,954
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	250,065

		1,424,019

Florida — 6.9%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	947,180
Florida Development Finance Corp., RB Series A, 4.00%, 06/15/42	500	458,405

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.00%, 06/15/47	$375	$375,786
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,640,997

		3,422,368

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	325	324,212

Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	500	526,639
Series A, 5.00%, 12/01/47	500	513,095
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,218,861
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	335	360,300
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	215	229,754

		2,848,649

Kentucky — 3.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	482,725
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,068,298

		1,551,023

Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	1,016,543
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	243,118

		1,259,661

Maine — 0.2%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)	100	78,350

Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	731,432

Massachusetts — 5.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,600,380
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	992,419

		2,592,799

Michigan — 4.9%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	902,247
Michigan Finance Authority, RB, 4.00%, 02/15/47	500	473,695
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,043,437

		2,419,379

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	$500	$522,356
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	340	363,235

		885,591

New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Sustainability Bonds, 4.38%, 09/20/36	734	724,249

New Jersey — 0.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	125,779

New York — 13.2%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	233,894
Series A, 5.13%, 07/01/33	175	179,166
Series A, 5.50%, 06/15/63(a)	250	232,038
Sustainability Bonds, 5.75%, 06/01/42(a)	250	262,238
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	1,046,964
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,026,717
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	1,015,714
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	227,766
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	1,031,112
New York State Housing Finance Agency, RB, M/F Housing, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	730,726
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	540,957

		6,527,292

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	230	227,051

North Dakota — 0.9%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	400	428,172

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	455,496

Pennsylvania — 7.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,125,016
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	475	521,860
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, Sustainability Bonds, 4.25%, 10/01/52	455	457,689
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	241,813
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,111,343

		3,457,721

Security	Par (000)	Value

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, Sustainability Bonds, 3.75%, 07/01/52	$190	$187,690

Texas — 6.2%
Arlington Higher Education Finance Corp., RB
(PSF), 5.00%, 08/15/47	500	534,317
Series A, 5.25%, 08/15/32	250	237,851
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,079,838
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	458,999
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	765,214

		3,076,219

Utah — 3.6%
University of Utah, RB, Series A, Sustainability Bonds, 4.00%, 08/01/43	1,500	1,525,405
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	264,160

		1,789,565

Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	118,550

Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,046,315

Total Long-Term Investments — 94.1% (Cost: $46,644,898)		46,673,787

	Shares

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.97%(d)(e)	2,468,144	2,468,391

Total Short-Term Securities — 5.0% (Cost: $ 2,468,243)		2,468,391

Total Investments — 99.1% (Cost: $ 49,113,141)		49,142,178

Other Assets Less Liabilities — 0.9%		448,326

Net Assets — 100.0%		$ 49,590,504

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Impact Municipal Fund

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,006,316	$—	$(538,097)	(a)	$379	$(207)	$2,468,391	2,468,144	$38,224	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	17	06/18/24	$1,879	$(6,137)
U.S. Long Bond	11	06/18/24	1,312	(15,316)
5-Year U.S. Treasury Note	8	06/28/24	856	(2,388)

				$(23,841)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$46,599,811	$73,976	$46,673,787
Short-Term Securities
Money Market Funds	2,468,391	—	—	2,468,391

	$2,468,391	$46,599,811	$73,976	$49,142,178

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(23,841)	$—	$—	$(23,841)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	4